Schedule of Investments (unaudited)
June 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 4.1%
Diversified Telecommunication Services — 1.6%
Deutsche Telekom AG, Registered Shares	53,807	$1,352,466 (a)
Koninklijke KPN NV	321,487	1,232,174 (a)
Telefonica SA	300,166	1,271,576 (a)
Telenor ASA	81,475	928,679
Total Diversified Telecommunication Services		4,784,895
Entertainment — 1.2%
Konami Group Corp.	16,700	1,207,485 (a)
NetEase Inc.	35,600	679,815 (a)
Nintendo Co. Ltd.	28,300	1,511,265 (a)
Total Entertainment		3,398,565
Interactive Media & Services — 0.9%
Auto Trader Group PLC	127,976	1,288,100 (a)
Kakaku.com Inc.	26,000	341,176 (a)
Rightmove PLC	158,565	1,070,324 (a)
Total Interactive Media & Services		2,699,600
Media — 0.4%
Publicis Groupe SA	10,434	1,108,289 (a)

Total Communication Services		11,991,349
Consumer Discretionary — 10.8%
Automobile Components — 0.3%
Cie Generale des Etablissements Michelin SCA	24,228	936,439 (a)
Automobiles — 2.9%
Isuzu Motors Ltd.	63,000	837,551 (a)
Kia Corp.	11,321	1,059,322 (a)
Mazda Motor Corp.	136,000	1,311,177 (a)
Stellantis NV	70,216	1,388,079 (a)
Subaru Corp.	55,000	1,169,595 (a)
Toyota Motor Corp.	125,300	2,570,840 (a)
Total Automobiles		8,336,564
Broadline Retail — 1.2%
Dollarama Inc.	9,800	894,790
Next PLC	14,532	1,658,364 (a)
Rakuten Group Inc.	198,000	1,025,727 *(a)
Total Broadline Retail		3,578,881
Diversified Consumer Services — 0.3%
Pearson PLC	64,324	803,226 (a)
Hotels, Restaurants & Leisure — 1.1%
InterContinental Hotels Group PLC	13,614	1,430,510 (a)
La Francaise des Jeux SAEM	17,153	584,232 (a)
Sodexo SA	12,620	1,136,822 (a)
Total Hotels, Restaurants & Leisure		3,151,564
Household Durables — 0.1%
Sony Group Corp.	3,800	323,840 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 0.8%
Industria de Diseno Textil SA	35,123	$1,742,922 (a)
JD Sports Fashion PLC	390,500	586,390 (a)
Total Specialty Retail		2,329,312
Textiles, Apparel & Luxury Goods — 4.1%
adidas AG	6,206	1,481,785 (a)
Burberry Group PLC	36,654	407,046 (a)
Canada Goose Holdings Inc.	88,176	1,140,187 *
Cie Financiere Richemont SA, Registered Shares	13,612	2,127,324 (a)
Hermes International SCA	1,054	2,434,344 (a)
LVMH Moet Hennessy Louis Vuitton SE	2,903	2,228,898 (a)
Pandora A/S	13,295	2,001,071 (a)
Total Textiles, Apparel & Luxury Goods		11,820,655

Total Consumer Discretionary		31,280,481
Consumer Staples — 8.4%
Beverages — 0.7%
Coca-Cola HBC AG	40,955	1,393,871 (a)
Kirin Holdings Co. Ltd.	46,000	594,209 (a)
Total Beverages		1,988,080
Consumer Staples Distribution & Retail — 3.4%
Carrefour SA	52,714	746,971 (a)
Empire Co. Ltd., Class A Shares	47,500	1,214,192
George Weston Ltd.	10,600	1,524,779
Koninklijke Ahold Delhaize NV	62,174	1,829,600 (a)
Loblaw Cos. Ltd.	13,000	1,508,059
Marks & Spencer Group PLC	271,582	981,969 (a)
North West Co. Inc.	21,831	661,289
Tesco PLC	364,487	1,407,930 (a)
Total Consumer Staples Distribution & Retail		9,874,789
Food Products — 2.1%
Associated British Foods PLC	29,872	932,719 (a)
Nestle SA, Registered Shares	32,555	3,323,029 (a)
Salmar ASA	15,392	807,230 (a)
WH Group Ltd.	1,917,000	1,261,782 (a)
Total Food Products		6,324,760
Personal Care Products — 1.6%
Kao Corp.	30,700	1,242,950 (a)
L’Oreal SA	5,666	2,493,978 (a)
Unilever PLC, LSE	16,321	895,817 (a)
Total Personal Care Products		4,632,745
Tobacco — 0.6%
Japan Tobacco Inc.	64,600	1,749,332 (a)

Total Consumer Staples		24,569,706
Energy — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
BP PLC	357,339	2,151,458 (a)
Idemitsu Kosan Co. Ltd.	182,100	1,183,571 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Imperial Oil Ltd.	21,300	$1,452,333
Inpex Corp.	77,000	1,130,782 (a)
MEG Energy Corp.	43,200	924,282 *
Repsol SA	118,481	1,878,952 (a)
Shell PLC, LSE	52,787	1,893,364 (a)
TotalEnergies SE	29,701	1,988,594 (a)

Total Energy		12,603,336
Financials — 19.0%
Banks — 8.9%
ABN AMRO Bank NV, CVA	88,065	1,446,351 (a)
AIB Group PLC	213,537	1,127,708 (a)
Banco Bilbao Vizcaya Argentaria SA	230,353	2,312,396 (a)
Banco Santander SA	532,905	2,479,487 (a)
Barclays PLC	593,465	1,568,182 (a)
BNP Paribas SA	28,154	1,800,508 (a)
Erste Group Bank AG	21,443	1,015,008 (a)
Hana Financial Group Inc.	17,153	754,389 (a)
HSBC Holdings PLC	257,287	2,220,904 (a)
ING Groep NV	61,382	1,054,706 (a)
Intesa Sanpaolo SpA	532,911	1,980,518 (a)
Lloyds Banking Group PLC	1,396,263	963,025 (a)
NatWest Group PLC	412,472	1,622,705 (a)
Sumitomo Mitsui Financial Group Inc.	41,800	2,805,822 (a)
UniCredit SpA	78,577	2,907,822 (a)
Total Banks		26,059,531
Capital Markets — 2.3%
3i Group PLC	52,363	2,018,118 (a)
Deutsche Bank AG, Registered Shares	83,782	1,339,051 (a)
Onex Corp.	11,616	789,825
Partners Group Holding AG	712	911,756 (a)
UBS Group AG, Registered Shares	54,006	1,586,165 (a)
Total Capital Markets		6,644,915
Financial Services — 1.6%
Eurazeo SE	13,565	1,081,652 (a)
EXOR NV	10,435	1,090,009 (a)
Industrivarden AB, Class A Shares	25,582	871,427 (a)
Investor AB, Class B Shares	57,534	1,576,608 (a)
Total Financial Services		4,619,696
Insurance — 6.2%
Aegon Ltd.	243,366	1,504,713 (a)
Allianz SE, Registered Shares	11,140	3,093,922 (a)
Aviva PLC	171,525	1,033,148 (a)
Fairfax Financial Holdings Ltd.	1,100	1,251,389
Japan Post Holdings Co. Ltd.	150,600	1,496,923 (a)
Japan Post Insurance Co. Ltd.	51,100	993,799 (a)
Manulife Financial Corp.	43,249	1,151,684
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Medibank Pvt. Ltd.	383,923	$951,483 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,970	1,984,823 (a)
NN Group NV	26,827	1,246,878 (a)
Samsung Fire & Marine Insurance Co. Ltd.	3,319	933,595 (a)
Sompo Holdings Inc.	62,100	1,330,412 (a)
T&D Holdings Inc.	61,600	1,075,971 (a)
Total Insurance		18,048,740

Total Financials		55,372,882
Health Care — 13.8%
Biotechnology — 0.3%
Genmab A/S	3,025	758,045 *(a)
Health Care Equipment & Supplies — 1.4%
Cochlear Ltd.	6,398	1,412,294 (a)
Demant A/S	17,918	776,040 *(a)
Hoya Corp.	7,900	923,821 (a)
Sonova Holding AG, Registered Shares	3,340	1,028,943 (a)
Total Health Care Equipment & Supplies		4,141,098
Pharmaceuticals — 12.1%
AstraZeneca PLC	13,491	2,099,646 (a)
Chugai Pharmaceutical Co. Ltd.	42,700	1,520,476 (a)
Daiichi Sankyo Co. Ltd.	66,400	2,307,649 (a)
GSK PLC	127,975	2,461,499 (a)
Hikma Pharmaceuticals PLC	29,436	701,343 (a)
Ipsen SA	6,861	842,934 (a)
Novartis AG, Registered Shares	50,462	5,372,773 (a)
Novo Nordisk A/S, Class B Shares	70,660	10,110,377 (a)
Ono Pharmaceutical Co. Ltd.	37,400	511,008 (a)
Otsuka Holdings Co. Ltd.	26,600	1,123,764 (a)
Recordati Industria Chimica e Farmaceutica SpA	14,621	760,991 (a)
Roche Holding AG	14,185	3,930,080 (a)
Sanofi SA	17,150	1,653,999 (a)
Shionogi & Co. Ltd.	25,700	1,000,977 (a)
Teva Pharmaceutical Industries Ltd., ADR	51,880	843,050 *
Total Pharmaceuticals		35,240,566

Total Health Care		40,139,709
Industrials — 16.9%
Aerospace & Defense — 1.3%
Airbus SE	3,640	499,578 (a)
BAE Systems PLC	127,975	2,131,633 (a)
Kongsberg Gruppen ASA	12,781	1,040,798 (a)
Total Aerospace & Defense		3,672,009
Building Products — 0.8%
Cie de Saint-Gobain SA	28,505	2,216,952 (a)
Commercial Services & Supplies — 0.3%
TOPPAN Holdings Inc.	29,700	823,892 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 0.8%
ACS Actividades de Construccion y Servicios SA	33,500	$1,446,930 (a)
Eiffage SA	10,798	992,406 (a)
Total Construction & Engineering		2,439,336
Electrical Equipment — 1.4%
ABB Ltd., Registered Shares	46,071	2,554,680 (a)
Legrand SA	11,005	1,092,303 (a)
Schneider Electric SE	2,383	571,314 *(a)
Total Electrical Equipment		4,218,297
Ground Transportation — 0.3%
TFI International Inc.	5,500	798,596
Industrial Conglomerates — 1.9%
Hitachi Ltd.	133,000	2,994,671 (a)
Siemens AG, Registered Shares	13,263	2,468,582 (a)
Total Industrial Conglomerates		5,463,253
Machinery — 3.1%
Atlas Copco AB, Class A Shares	66,675	1,251,907 (a)
GEA Group AG	27,857	1,158,111 (a)
Makita Corp.	51,300	1,404,490 (a)
Mitsubishi Heavy Industries Ltd.	143,400	1,543,712 (a)
Rational AG	1,038	860,627 (a)
Trelleborg AB, Class B Shares	40,431	1,573,420 (a)
Wartsila oyj Abp	69,643	1,350,119 (a)
Total Machinery		9,142,386
Marine Transportation — 0.7%
Kawasaki Kisen Kaisha Ltd.	72,000	1,049,968 (a)
Nippon Yusen KK	31,600	921,991 (a)
Total Marine Transportation		1,971,959
Passenger Airlines — 0.6%
Air Canada	75,517	988,088 *
Singapore Airlines Ltd.	154,600	785,518 (a)
Total Passenger Airlines		1,773,606
Professional Services — 2.4%
Recruit Holdings Co. Ltd.	39,900	2,146,906 (a)
RELX PLC	62,008	2,841,138 (a)
Wolters Kluwer NV	12,565	2,074,962 (a)
Total Professional Services		7,063,006
Trading Companies & Distributors — 2.9%
AerCap Holdings NV	15,452	1,440,126
Howden Joinery Group PLC	121,497	1,343,750 (a)
Mitsubishi Corp.	132,735	2,609,291 (a)
Mitsui & Co. Ltd.	106,198	2,422,018 (a)
Russel Metals Inc.	25,100	683,803
Total Trading Companies & Distributors		8,498,988
Transportation Infrastructure — 0.4%
Aena SME SA	5,509	1,115,557 (a)

Total Industrials		49,197,837
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 10.0%
Electronic Equipment, Instruments & Components — 0.5%
TDK Corp.	23,800	$1,463,506 (a)
IT Services — 0.7%
Otsuka Corp.	38,600	744,522 (a)
Wix.com Ltd.	7,575	1,204,955 *
Total IT Services		1,949,477
Semiconductors & Semiconductor Equipment — 5.1%
ASM International NV	2,178	1,664,810 (a)
ASML Holding NV	8,045	8,199,193 (a)
Disco Corp.	3,700	1,409,329 (a)
STMicroelectronics NV	29,436	1,152,947 (a)
Tokyo Electron Ltd.	11,200	2,451,685 (a)
Total Semiconductors & Semiconductor Equipment		14,877,964
Software — 2.4%
Check Point Software Technologies Ltd.	11,511	1,899,315 *
Monday.com Ltd.	4,222	1,016,489 *
Sage Group PLC	76,785	1,051,979 (a)
SAP SE	15,357	3,084,846 (a)
Total Software		7,052,629
Technology Hardware, Storage & Peripherals — 1.3%
Brother Industries Ltd.	62,400	1,102,246 (a)
Logitech International SA, Registered Shares	19,378	1,864,954 (a)
Seiko Epson Corp.	41,600	650,336 (a)
Total Technology Hardware, Storage & Peripherals		3,617,536

Total Information Technology		28,961,112
Materials — 7.0%
Chemicals — 3.4%
Air Liquide SA	5,658	976,568 (a)
Arkema SA	10,238	892,174 (a)
Evonik Industries AG	54,083	1,103,551 (a)
Givaudan SA, Registered Shares	260	1,231,521 (a)
Mitsubishi Chemical Group Corp.	162,500	905,416 (a)
Nitto Denko Corp.	14,300	1,134,231 (a)
Orica Ltd.	62,893	746,909 (a)
Shin-Etsu Chemical Co. Ltd.	71,700	2,787,814 (a)
Solvay SA	6,605	232,919 (a)
Total Chemicals		10,011,103
Construction Materials — 0.6%
Heidelberg Materials AG	15,357	1,587,517 (a)
Metals & Mining — 2.4%
BHP Group Ltd.	38,393	1,097,347 (a)
BlueScope Steel Ltd.	69,174	939,013 (a)
Dundee Precious Metals Inc.	107,158	838,904
Evraz PLC	161,909	0 *(a)(b)(c)
Fortescue Ltd.	75,177	1,070,254 (a)
JFE Holdings Inc.	60,500	873,174 (a)
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

 Franklin International Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — continued
	Kinross Gold Corp.	120,500	$1,003,249
	Rio Tinto PLC	17,152	1,125,485 (a)
	Total Metals & Mining		6,947,426
Paper & Forest Products — 0.6%
	Mondi PLC	92,621	1,777,893

Total Materials			20,323,939
Real Estate — 0.7%
Real Estate Management & Development — 0.4%
	Swire Pacific Ltd., Class A Shares	141,400	1,248,365 (a)
Residential REITs — 0.3%
	Boardwalk Real Estate Investment Trust	16,304	839,959

Total Real Estate			2,088,324
Utilities — 3.3%
Electric Utilities — 1.4%
	Endesa SA	35,736	671,443 (a)
	Iberdrola SA	182,180	2,363,771 (a)
	Kansai Electric Power Co. Inc.	66,300	1,113,297 (a)
	Total Electric Utilities		4,148,511
Gas Utilities — 0.8%
	Osaka Gas Co. Ltd.	51,900	1,147,007 (a)
	Tokyo Gas Co. Ltd.	52,500	1,130,219 (a)
	Total Gas Utilities		2,277,226
Multi-Utilities — 1.1%
	Centrica PLC	723,544	1,233,278 (a)
	E.ON SE	63,989	840,988 (a)
	Engie SA	72,668	1,040,631 (a)
	Total Multi-Utilities		3,114,897

Total Utilities			9,540,634
Total Common Stocks (Cost — $245,728,184)			286,069,309
	Rate
Preferred Stocks — 0.3%
Financials — 0.3%
Banks — 0.3%
Itausa SA (Cost — $999,835)	8.650%	492,600	861,814 (d)
Total Investments before Short-Term Investments (Cost — $246,728,019)			286,931,123
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,471,223)	5.201%	3,471,223	3,471,223 (e)
Total Investments — 99.8% (Cost — $250,199,242)			290,402,346
Other Assets in Excess of Liabilities — 0.2%			575,485
Total Net Assets — 100.0%			$290,977,831

See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin International Equity Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	The rate shown represents the yield as of June 30, 2024.
(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
CVA	—	Certificaaten van aandelen (Share Certificates)
LSE	—	London Stock Exchange
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin International Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin International Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$928,679	$11,062,670	—	$11,991,349
Consumer Discretionary	2,034,977	29,245,504	—	31,280,481
Consumer Staples	4,908,319	19,661,387	—	24,569,706
Energy	2,376,615	10,226,721	—	12,603,336
Financials	3,192,898	52,179,984	—	55,372,882
Health Care	843,050	39,296,659	—	40,139,709
Industrials	3,910,613	45,287,224	—	49,197,837
Information Technology	4,120,759	24,840,353	—	28,961,112
Materials	3,620,046	16,703,893	$0 **	20,323,939
Real Estate	839,959	1,248,365	—	2,088,324
Utilities	—	9,540,634	—	9,540,634
Preferred Stocks	861,814	—	—	861,814
Total Long-Term Investments	27,637,729	259,293,394	0 **	286,931,123
Short-Term Investments†	3,471,223	—	—	3,471,223
Total Investments	$31,108,952	$259,293,394	$0 **	$290,402,346

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
**	Amount represents less than $1.

Franklin International Equity Fund 2024 Quarterly Report